Other Intangible Assets - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Weighted average interest rate for capitalised borrowing costs	4.00%	3.80%
Intangible assets, for which impairments have been charged or reversed	£ 300	£ 116
Discount rate equal to post-tax WACC	7.00%	7.00%
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate, estimates of future long-term average growth rate	0.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate, estimates of future long-term average growth rate	5.00%
Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Net book value of computer software	£ 669	£ 620